Cash and Cash Equivalents and Bank Overdraft (Tables)	12 Months Ended
Feb. 28, 2026
Cash and Cash Equivalents and Bank Overdraft [Abstract]
Schedule of Cash and Cash Equivalents and Bank Overdraft
	As of February 28
Figures in Rand thousands	2026	2025

Cash on hand	350	4,054
Bank balances	620,812	208,971
Short-term deposits	532,712	829,857
Cash and cash equivalents in the consolidated statement of financial position	1,153,874	1,042,882
Bank overdrafts	(407,668)	(205,299)
Cash and cash equivalents in the consolidated statement of cash flows	746,206	837,583

Current assets	1,153,874	1,042,882
Current liabilities	(407,668)	(205,299)
	746,206	837,583